Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	2025		2024
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		C$		C$
Balance - January 1	2,452,542	15.41	3,122,006	14.50

Granted	-	-	287,300	18.72
Exercised	(1,123,809)	14.37	(956,758)	13.44
Forfeited / Cancelled	(14,166)	18.43	-	-
Expired	-	-	(6)	13.93

Balance - December 31	1,314,567	16.26	2,452,542	15.41

Options exercisable - December 31	987,766	15.54	1,703,943	14.51

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Options outstanding			Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise	Number of	average	contractual	Number of	average
price range	options	exercise price	life (years)	options	exercise price
C$		C$			C$

12.70 - 14.50	574,801	13.55	0.9	574,801	13.55
15.97 - 22.20	739,766	18.36	3.0	412,965	18.31
	1,314,567	16.26	2.0	987,766	15.54

Disclosure of deferred and restricted share units [Table Text Block]
	2025		2024
	DSUs (i)	RSUs (ii)	DSUs (i)	RSUs (ii)

Balance - January 1	435,505	742,202	414,278	717,105
Granted	35,310	342,340	70,440	308,000
Reinvested dividends	3,056	6,608	4,578	8,247
Settled	(141,570)	(301,155)	(42,095)	(272,160)
Forfeited	-	-	(11,696)	(18,990)

Balance - December 31	332,301	789,995	435,505	742,202

Balance - Vested	296,872	-	381,246	-